Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Entity Registrant Name	MEDICURE INC.
Entity Central Index Key	0001133519
Trading Symbol	MPH
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	10,251,313
Document Type	20-F
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Address, Country	CA
Document Accounting Standard	International Financial Reporting Standards
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(g) Security	Common Shares
Document Registration Statement	false
Entity File Number	001-31995
Auditor Name	Ernst & Young LLP
Auditor Firm ID	1263
Auditor Location	Winnipeg, Manitoba, Canada
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	2 - 1250 Waverley Street
Entity Address, Postal Zip Code	R3T 6C6
Entity Address, City or Town	Winnipeg
Entity Address, State or Province	MB
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CA
Entity Address, Address Line One	2 - 1250 Waverley Street
Entity Address, Postal Zip Code	R3T 6C6
Entity Address, City or Town	Winnipeg
Entity Address, State or Province	MB
City Area Code	204
Local Phone Number	487-7412
Contact Personnel Name	Dr. Albert D. Friesen
Contact Personnel Fax Number	(204) 488-9823